Average Annual Total Returns - AIG Multi-Asset Allocation Fund	Class A Past One Year		Class A Past Five Years		Class A Past Ten Years		Class A Return After Taxes on Distributions Past One Year	Class A Return After Taxes on Distributions Past Five Years	Class A Return After Taxes on Distributions Past Ten Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Past One Year	Class A Return After Taxes on Distributions and Sale of Fund Shares Past Five Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Past Ten Years	Class B Past One Year	Class B Past Five Years	Class B Past Ten Years	Class C Past One Year	Class C Past Five Years	Class C Past Ten Years	Russell 3000® Index Past One Year	Russell 3000® Index Past Five Years	Russell 3000® Index Past Ten Years
Total	0.76%	[1]	4.35%	[1]	3.76%	[1]	1.95%	6.00%	5.01%	5.20%	6.38%	4.91%	0.69%	5.80%	4.97%	0.10%	4.88%	4.25%	20.89%	15.43%	13.79%

[1]	When the return after taxes on distributions and sale of Fund shares is higher than the before tax return, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.